Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2019

FID-QTLY-0519
1.799854.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.7%
Entertainment - 1.5%
Activision Blizzard, Inc.	70,900	$3,228
Electronic Arts, Inc. (a)	395,089	40,153
Take-Two Interactive Software, Inc. (a)	237,000	22,366
		65,747
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	171,000	201,248
Class C (a)	25,000	29,333
Facebook, Inc. Class A (a)	656,600	109,449
		340,030
Media - 0.6%
Comcast Corp. Class A	601,767	24,059
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	383,193	26,479

TOTAL COMMUNICATION SERVICES		456,315

CONSUMER DISCRETIONARY - 9.9%
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	16,900	4,362
Starbucks Corp.	306,200	22,763
		27,125
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	88,100	156,884
eBay, Inc.	798,100	29,641
		186,525
Multiline Retail - 0.7%
Dollar General Corp.	255,900	30,529
Specialty Retail - 4.2%
Best Buy Co., Inc.	60,538	4,302
Home Depot, Inc.	413,100	79,270
Lowe's Companies, Inc.	502,000	54,954
TJX Companies, Inc.	749,000	39,854
		178,380

TOTAL CONSUMER DISCRETIONARY		422,559

CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	29,733	1,569
PepsiCo, Inc.	420,000	51,471
		53,040
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	238,000	57,629
Walmart, Inc.	598,000	58,323
		115,952
Food Products - 0.5%
The Hershey Co.	185,103	21,255
Household Products - 0.4%
Clorox Co.	94,000	15,083
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	243,000	40,229
Tobacco - 1.1%
Philip Morris International, Inc.	547,092	48,357

TOTAL CONSUMER STAPLES		293,916

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
ConocoPhillips Co.	578,482	38,608
Phillips 66 Co.	233,000	22,175
Valero Energy Corp.	397,000	33,678
		94,461
FINANCIALS - 13.8%
Banks - 6.4%
Bank of America Corp.	2,967,000	81,860
Citizens Financial Group, Inc.	118,313	3,845
JPMorgan Chase & Co.	1,639,000	165,916
SunTrust Banks, Inc.	372,198	22,053
		273,674
Capital Markets - 3.3%
CME Group, Inc.	347,900	57,257
MSCI, Inc.	199,100	39,589
S&P Global, Inc.	209,000	44,005
		140,851
Consumer Finance - 1.0%
American Express Co.	401,270	43,859
Insurance - 3.1%
AFLAC, Inc.	1,303,500	65,175
Allstate Corp.	300,300	28,282
Progressive Corp.	558,900	40,291
		133,748

TOTAL FINANCIALS		592,132

HEALTH CARE - 18.2%
Biotechnology - 2.3%
AbbVie, Inc.	406,000	32,720
Amgen, Inc.	225,000	42,746
Gilead Sciences, Inc.	360,000	23,404
		98,870
Health Care Equipment & Supplies - 7.1%
Abbott Laboratories	724,980	57,955
Baxter International, Inc.	360,000	29,272
Becton, Dickinson & Co.	168,800	42,154
Boston Scientific Corp. (a)	736,565	28,269
Danaher Corp.	474,000	62,577
Edwards Lifesciences Corp. (a)	157,000	30,039
Intuitive Surgical, Inc. (a)	58,000	33,094
ResMed, Inc.	175,000	18,195
		301,555
Health Care Providers & Services - 5.9%
Cigna Corp.	253,000	40,687
Elanco Animal Health, Inc.	22,400	718
HCA Holdings, Inc.	319,900	41,709
Humana, Inc.	171,695	45,671
UnitedHealth Group, Inc.	507,500	125,484
		254,269
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	136,000	37,226
Pharmaceuticals - 2.0%
Johnson & Johnson	324,053	45,299
Roche Holding AG (participation certificate)	80,000	22,044
Zoetis, Inc. Class A	190,000	19,127
		86,470

TOTAL HEALTH CARE		778,390

INDUSTRIALS - 5.8%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	186,300	38,601
Northrop Grumman Corp.	53,000	14,289
The Boeing Co.	163,600	62,400
TransDigm Group, Inc. (a)	42,900	19,476
		134,766
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	275,000	16,662
Electrical Equipment - 1.0%
AMETEK, Inc.	106,809	8,862
Fortive Corp.	415,000	34,814
		43,676
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	40,500	13,850
Road & Rail - 0.9%
Norfolk Southern Corp.	213,000	39,808

TOTAL INDUSTRIALS		248,762

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 0.6%
Cisco Systems, Inc.	449,626	24,275
F5 Networks, Inc. (a)	22,254	3,492
		27,767
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	589,668	55,688
Keysight Technologies, Inc. (a)	76,200	6,645
		62,333
IT Services - 5.0%
Adyen BV (b)	2,400	1,879
Global Payments, Inc.	28,427	3,881
MasterCard, Inc. Class A	330,200	77,746
PayPal Holdings, Inc. (a)	143,200	14,870
VeriSign, Inc. (a)	41,600	7,553
Visa, Inc. Class A	687,000	107,303
		213,232
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.	138,624	41,686
Intel Corp.	1,275,000	68,468
Lam Research Corp.	187,200	33,511
Micron Technology, Inc. (a)	40,000	1,653
NVIDIA Corp.	55,000	9,876
ON Semiconductor Corp. (a)	782,523	16,096
Skyworks Solutions, Inc.	25,000	2,062
Texas Instruments, Inc.	43,000	4,561
Xilinx, Inc.	45,000	5,706
		183,619
Software - 10.5%
Adobe, Inc. (a)	215,000	57,295
Check Point Software Technologies Ltd. (a)	124,000	15,685
Citrix Systems, Inc.	333,214	33,208
Fortinet, Inc. (a)	79,000	6,634
Microsoft Corp.	2,411,000	284,352
Salesforce.com, Inc. (a)	320,000	50,678
		447,852
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,120,000	212,744

TOTAL INFORMATION TECHNOLOGY		1,147,547

MATERIALS - 0.5%
Chemicals - 0.5%
Sherwin-Williams Co.	54,220	23,353
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	323,400	63,729
SBA Communications Corp. Class A (a)	43,000	8,585
		72,314
UTILITIES - 2.3%
Electric Utilities - 1.6%
NextEra Energy, Inc.	342,400	66,193
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	713,040	30,290

TOTAL UTILITIES		96,483

TOTAL COMMON STOCKS
(Cost $2,767,170)		4,226,232

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.48% (c)
(Cost $39,236)	39,229,498	39,237
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,806,406)		4,265,469
NET OTHER ASSETS (LIABILITIES) - 0.3%		14,871
NET ASSETS - 100%		$4,280,340

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,879,000 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,181
Fidelity Securities Lending Cash Central Fund	22
Total	$1,203

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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